UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania   November 15, 2006

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:         $958,749,907

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     7,803,124    457,125  Sole                 0   457,125
Acusphere Inc.               Com    00511R870     8,689,634  2,686,762  Sole         2,686,762         0
American Axle & Mfg. Holding Com    024061103    29,406,246  1,761,908  Sole         1,132,600   629,308
American International Group Com    026874107    33,606,808    507,196  Sole           370,000   137,196
Apria Healthcare             Com    037933108    25,104,641  1,271,765  Sole           997,100   274,665
Calamp Corp.                 Com    128126109     8,363,397  1,373,300  Sole         1,373,300         0
Cisco Systems                Com    17275R102    32,148,468  1,398,976  Sole           903,700   495,276
Citigroup Inc.               Com    172967101    29,048,476    584,829  Sole           355,400   229,429
Coca Cola Co.                Com    191216100    28,302,859    633,457  Sole           473,100   160,357
Cooper Tire & Rubber         Com    216831107     5,320,818    528,908  Sole                 0   528,908
Corillian Corp.              Com    218725109       456,758    166,700  Sole                 0   166,700
Cotherix Inc.                Com    22163T103     5,251,934    743,900  Sole           743,900         0
Dell Computer Corp.          Com    24702R101    26,642,061  1,166,465  Sole           687,100   479,365
Direct TV Group              Com    25459L106    56,879,057  2,890,196  Sole         2,323,100   567,096
Ditech Networks Inc.         Com    25500T108    10,245,834  1,328,902  Sole         1,328,902         0
Ebay Inc.                    Com    278642103    33,239,056  1,172,040  Sole           962,500   209,540
Embarq Corp.                 Com    29078E105     2,326,839     48,105  Sole                 0    48,105
Exxon Mobil Corp.            Com    30231G102       277,526      4,136  Sole                 0     4,136
Fairchild Semiconductor      Com    303726103    30,178,679  1,613,833  Sole           977,200   636,633
Federal National Mortgage    Com    313586109     6,511,055    116,456  Sole                 0   116,456
FiberTower Corp.             Com    31567R100    44,445,268  4,703,203  Sole         3,832,218   870,985
General Electric             Com    369604103    19,887,843    563,395  Sole           317,100   246,295
Hasbro, Inc.                 Com    418056107    18,007,353    791,532  Sole           496,350   295,182
Helix Energy Solutions       Com    42330P107    27,489,872    823,050  Sole           460,000   363,050
Home Depot                   Com    437076102    20,666,283    569,790  Sole           340,600   229,190
Idenix Pharmaceuticals Inc.  Com    45166R204     5,414,055    558,150  Sole           558,150         0
Leadis Technology            Com    52171N103     3,504,440    887,200  Sole           887,200         0
Lear Corporation             Com    521865105     8,408,340    406,200  Sole           406,200         0
Magellan Health Services     Com    559079207    48,075,418  1,128,531  Sole           830,200   298,331
Microsoft Corp.              Com    594918104    22,954,855    839,300  Sole           478,200   361,100
Motorola                     Com    620076109     7,651,750    306,070  Sole                 0   306,070
MRO Software, Inc.           Com    55347W105     2,630,559    102,476  Sole                 0   102,476
NCR Corp.                    Com    62886E108    22,746,560    576,154  Sole           327,200   248,954
Newell Rubbermaid Inc.       Com    651229106    16,366,694    577,920  Sole           309,700   268,220
Nokia Corp.                  Com    654902204     8,179,975    415,438  Sole                 0   415,438
North Pittsburgh Systems Inc Com    661562108    11,705,762    465,068  Sole           459,900     5,168
OM Group, Inc.               Com    670872100     2,030,028     46,200  Sole                 0    46,200
Peak International Ltd.      Com    G69586108     3,296,209  1,091,460  Sole                 0 1,091,460
Pfizer Inc.                  Com    717081103    28,678,427  1,011,228  Sole           614,600   396,628
Pharmion Corp.               Com    71715B409    25,365,965  1,177,075  Sole           747,500   429,575
Plato Learning Inc.          Com    72764Y100    15,087,345  2,368,500  Sole         1,526,500   842,000
PNC Financial Services Group Com    693475105       399,724      5,518  Sole                 0     5,518
Spectrum Control             Com    847615101    14,251,810  1,516,150  Sole           994,900   521,250
Sprint Nextel                Com    852061100    72,627,386  4,234,833  Sole         3,212,200 1,022,633
Stratos International        Com    863100202     6,960,136  1,005,800  Sole         1,005,800         0
Time Warner Inc.             Com    887317105     1,889,631    103,655  Sole                 0   103,655
Tollgrade Communications     Com    889542106       517,471     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    902124106    56,950,273  2,034,665  Sole         1,564,550   470,115
Verizon Communications       Com    92343V104       293,661      7,909  Sole                 0     7,909
Wal-Mart Stores              Com    931142103    34,438,035    698,257  Sole           468,850   229,407
Wilsons Leather Experts      Com    972463103    16,706,024  7,447,018  Sole         6,271,063 1,175,955
WSFS Financial               Com    929328102    11,319,485    182,015  Sole                 0   182,015

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